S000036164 [Member] Average Annual Total Returns		12 Months Ended	43 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%		13.15%	14.29%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.91%		11.33%	10.53%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.39%		11.40%	10.53%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.77%		11.93%	10.42%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.34%		8.88%	8.73%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.96%		8.84%	8.21%
Class FI
Prospectus [Line Items]
Average Annual Return, Percent		10.34%		12.59%	11.07%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		10.11%		12.34%	10.81%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		10.73%		13.00%	11.46%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent		10.84%	11.93%
Performance Inception Date			Jun. 03, 2022

[1]	For Class IS shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Russell 3000 Index was 16.35%.
[2]	For Class IS shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Russell 1000 Value Index was 10.68%.